AXP(SM) Blue Chip
                                                                      Advantage
                                                                           Fund
                                                         2000 SEMIANNUAL REPORT


American
  Express(R)
 Funds

(icon of) magnifying glass

AXPBlue Chip Advantage Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market.

                                                                     AMERICAN
                                                                       EXPRESS
                                                                      (R)

Making the Most of the Market

 If you were compiling a who's who of corporate America, a good place to start would be the Standard & Poor's Index. Composed of 500 stocks representing a wide range of prominent companies, "the S&P" is recognized as a good measure of overall stock market performance. Of course, some of those stocks will fare better than others. AXP Blue Chip Advantage tries to identify and build its portfolioaround these stocks.

CONTENTS
From the Chairman                        3
From the Portfolio Managers              3
Fund Facts                               5
The 10 Largest Holdings                  7
Financial Statements                     8
Notes to Financial Statements           11
Investments in Securities               22

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o  Set  financial  goals  that  extend  beyond  those  achievable   through
   retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio Manager

(picture of) James M Johnson, Jr.
James M Johnson, Jr.
Portfolio Manger

From the Portfolio Managers
An unsettled investment environment kept the stock market off balance for much of the past six months. Still, AXP Blue Chip Advantage Fund's Class A shares managed to generate a positive, if modest, return of 2.03% (excluding the sales charge) for the period -- February through July 2000, the first half of the Fund's fiscal year.

The period began well enough, as the stock market, after slipping in February, climbed to an all-time high in mid-March. But the rise was accompanied by an increase in concerns regarding the possibility of higher inflation, additional interest-rate increases by the Federal Reserve, the strength of corporate profits and the sustainability of sky-high prices for many stocks.

A SLUGGISH SUMMER
Against that backdrop, the market spent the rest of the period struggling to hold its ground. Despite some periodic good news on inflation and profits, as well as a decline in long-term interest rates, the negative forces ultimately won out, and stocks were forced to retreat from their spring peak.

As has been the case in recent years, the market was driven by the fortunes of technology-related stocks, which experienced a sharp sell-off from mid-March to mid-April, followed by a moderate rebound. For the Fund, technology had a major effect on performance as it was the largest area of investment (about a third of the portfolio). Overall, our holdings generated modestly positive results. Along with big winners such as EMC, Nortel Networks, Oracle, Intel and Cisco Systems, there were notable losers such as Novell, BMC, Microsoft, Lucent and Motorola.

Looking at other stock groups, transportation, financial services, capital goods and health care all provided good-to-strong gains, while telecommunications and basic materials were especially weak. Top Fund performers regardless of industry included Lehman Brothers, Capital One Financial, American International Group, Southwest Airlines, Best Food and Best Buy. We changed the composition of the portfolio only modestly during the six months. Most prominent was a reduction in telecommunications holdings and an increase in the health care area.

As the new fiscal year begins, the stock market remains confronted by uncertainty regarding inflation, the Federal Reserve's actions on interest rates, corporate profits and the presidential election. But, and probably most important, the economy appears to remain on solid ground. Therefore, as the year progresses, we think that holding stocks of high-quality companies with relatively consistent profits will prove rewarding for the Fund.


Keith Tufte



James M. Johnson, Jr.

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $12.04
Jan. 31, 2000                                                        $11.80
Increase                                                             $ 0.24

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                          $   --
From capital gains                                                   $   --
Total distributions                                                  $   --
Total return**                                                       +2.03%***

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $11.83
Jan. 31, 2000                                                        $11.63
Increase                                                             $ 0.20

Distributions --Feb. 1, 2000 - July 31, 2000
From income                                                          $   --
From capital gains                                                   $   --
Total distributions                                                  $   --
Total return**                                                       +1.72%***

Class C -- June 26, 2000* - July 31, 2000

(All figures per share)

Net asset value (NAV)
July 31, 2000                                                         $11.83
June 26, 2000*                                                        $11.99
Decrease                                                              $ 0.16

Distributions -- June 26, 2000* - July 31, 2000
From income                                                           $   --
From capital gains                                                    $   --
Total distributions                                                   $   --
Total return**                                                        -1.33%***

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                         $12.06
Jan. 31, 2000                                                         $11.81
Increase                                                              $ 0.25

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                           $   --
From capital gains                                                    $   --
Total distributions                                                   $   --
Total return**                                                        +2.12%***

  * Inception date.
 ** Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
*** The total return is a hypothetical investment in the Fund with all distributions reinvested

The 10 Largest Holdings

                                    Percent                      Value
                                (of net assets)          (as of July 31, 2000)
 Cisco Systems                       4.02%                   $183,067,949
 Intel                               3.53                     160,413,599
 Pfizer                              3.09                     140,375,756
 Microsoft                           2.71                     123,281,894
 General Electric                    2.59                     117,853,600
 Exxon Mobil                         2.35                     106,989,599
 EMC                                 1.91                      87,066,872
 Oracle                              1.91                      86,969,381
 Wal-Mart Stores                     1.77                      80,675,718
 American Intl Group                 1.70                      77,494,924

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 25.58% of net assets

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

Financial Statements

Statement of assets and liabilities
AXP Blue Chip Advantage Fund

July 31, 2000 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
   (identified cost $4,066,481,344)                                          $4,550,329,315
Dividends and accrued interest receivable                                         2,795,479
Receivable for investment securities sold                                         2,718,600
                                                                                  ---------
Total assets                                                                  4,555,843,394
                                                                              -------------

 Liabilities
Capital shares payable                                                                24,368
Payable for investment securities purchased                                           18,200
Payable upon return of securities loaned (Note 4)                                  5,500,000
Disbursement in excess of cash on demand deposit                                     239,307
Accrued investment management services fee                                           161,492
Accrued distribution fee                                                             190,917
Accrued service fee                                                                    3,045
Accrued transfer agency fee                                                           53,031
Accrued administrative services fee                                                    8,607
Other accrued expenses                                                               165,434
Total liabilities                                                                  6,364,401
                                                                                   ---------
Net assets applicable to outstanding capital stock                            $4,549,478,993
                                                                              --------------

 Represented by
Capital stock-- $.01 par value (Note 1)                                       $    3,802,714
Additional paid-in capital                                                     3,723,162,275
Undistributed net investment income                                                1,641,057
Accumulated net realized gain (loss)                                             360,415,819
Unrealized appreciation (depreciation) on investments (Note 5)                   460,457,128
                                                                                 -----------
Total -- representing net assets applicable to outstanding capital stock      $4,549,478,993
                                                                              ==============
Net assets applicable to outstanding shares:    Class A                       $2,523,291,314
                                                Class B                       $1,659,900,052
                                                Class C                       $      643,960
                                                Class Y                       $  365,643,667
Net asset value per share of outstanding capital stock:
                                                Class A shares  209,538,165   $          12.04
                                                Class B shares  140,367,465   $          11.83
                                                Class C shares   54,437       $          11.83
                                                Class Y shares   30,311,360   $          12.06

See accompanying notes to financial statements.

Statement of operations
AXP Blue Chip Advantage Fund

Six months ended July 31, 2000 (Unaudited)

 Investment income
Income:
Dividends                                                                  $ 20,108,597
Interest                                                                      6,906,081
   Less foreign taxes withheld                                                   (4,946)
                                                                                 ------
Total income                                                                 27,009,732
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            9,534,298
Distribution fee
   Class A                                                                    3,162,966
   Class B                                                                    8,362,318
   Class C                                                                          332
Transfer agency fee                                                           2,830,134
Incremental transfer agency fee
   Class A                                                                      169,234
   Class B                                                                      187,166
   Class C                                                                           11
Service fee-- Class Y                                                           186,940
Administrative services fees and expenses                                       542,045
Compensation of board members                                                    10,444
Custodian fees                                                                  122,721
Printing and postage                                                            156,209
Registration fees                                                               204,463
Audit fees                                                                       24,250
Other                                                                            38,286
                                                                                 ------
Total expenses                                                               25,531,817
   Earnings credits on cash balances (Note 2)                                  (163,142)
                                                                               --------
Total net expenses                                                           25,368,675
                                                                             ----------
Investment income (loss) -- net                                               1,641,057
                                                                              ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                           169,299,722
   Futures contracts                                                        (10,717,474)
   Options contracts written (Note 7)                                         2,150,583
                                   -                                          ---------
Net realized gain (loss) on investments                                     160,732,831
Net change in unrealized appreciation (depreciation) on investments         (78,179,084)
                                                                            -----------
Net gain (loss) on investments                                               82,553,747
                                                                             ----------
Net increase (decrease) in net assets resulting from operations            $ 84,194,804
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Blue Chip Advantage Fund

                                                            July 31, 2000  Jan. 31, 2000
                                                          Six months ended  Year ended
                                                             (Unaudited)

 Operations and distributions
Investment income (loss) -- net                           $     1,641,057   $   5,771,753
Net realized gain (loss) on investments                       160,732,831     481,709,577
Net change in unrealized appreciation (depreciation)
on investments                                                (78,179,084)   (144,389,996)
                                                              -----------    ------------
Net  increase  (decrease)  in net  assets  resulting
 from  operations                                              84,194,804     343,091,334
                                                               ----------     -----------
 Distributions to shareholders from:
   Net investment income
      Class A                                                         --      (4,865,443)
      Class B                                                         --         (13,635)
      Class Y                                                         --      (1,174,209)
   Excess distribution of net investment income
      Class A                                                         --        (505,418)
      Class B                                                         --          (1,264)
      Class Y                                                         --        (125,091)
   Net realized gain
      Class A                                                         --    (222,300,020)
      Class B                                                         --    (144,513,386)
      Class Y                                                         --     (34,190,368)
                                                                             -----------
Total distributions                                                   --    (407,688,834)
                                                                             ------------

 Capital share transactions (Note 6)
Proceeds from sales
   Class A shares (Note 2)                                    396,272,591    858,316,297
   Class B shares                                             223,499,673    537,708,369
   Class C shares                                                 659,652             --
   Class Y shares                                              76,792,818    154,754,757
Reinvestment of distributions at net asset value
   Class A shares                                                  23,900    214,088,382
   Class B shares                                                   5,778    143,309,158
   Class Y shares                                                      --     35,489,668
Payments for redemptions
   Class A shares                                            (377,634,615)  (450,445,991)
   Class B shares (Note 2)                                   (178,514,973)  (170,000,172)
   Class Y shares                                             (88,397,014)  (140,606,635)
                                                              -----------   ------------
Increase (decrease) in net assets from capital
share transactions                                             52,707,810  1,182,613,833
                                                               ----------  -------------
Total increase (decrease) in net assets                       136,902,614  1,118,016,333
Net assets at beginning of period                           4,412,576,379  3,294,560,046
                                                            -------------  -------------
Net assets at end of period                                $4,549,478,993 $4,412,576,379
                                                           ============== ==============
Undistributed net investment income                        $    1,641,057 $      --
                                                          --------------  --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Blue Chip Advantage Fund
Unaudited as to July 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests in common stocks that are included in a broad market index.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 164 shares of capital stock, which represented the initial capital in Class C at $12.23 per share.

The Fund offers Class A, Class B Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write call options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, and the cost of a security for a purchased call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy financial futures contracts and also may buy call options on these future contracts. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.35% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Blue Chip Advantage Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.08% of the Fund's average daily net assets after deducting 1% from the performance difference. If the difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $218,283 for the six months ended July 31, 2000.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00

o Class B $20.00

o Class C $19.50

o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $9,119,814 for Class A and $1,450,539 for Class B for the six months ended July 31, 2000. During the six months ended July 31, 2000, the Fund's custodian and transfer agency fees were reduced by $163,142 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,453,137,899 and $1,890,105,719, respectively, for the six months ended July 31, 2000. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $39,453 for the six months ended July 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of July 31, 2000, securities valued at $5,525,000 were on loan to brokers. For collateral, the Fund received $5,500,000 in cash. As of July 31, 2000, due to fluctuating market conditions, the Fund requested additional collateral which was received on Aug. 2, 2000. Income from securities lending amounted to $168,854 for the six months ended July 31, 2000. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required of return the securities when due.

5. STOCK INDEX FUTURES CONTRACTS
As of July 31, 2000, investments in securities included securities valued at $46,648,826 that were pledged as collateral to cover initial margin deposits on 1,576 open purchase contracts. The market value of the open purchase contracts as of July 31, 2000 was $566,926,600 with a net unrealized loss of $23,390,843. See "Summary of significant accounting policies."

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended July 31, 2000
                                     Class A        Class B       Class C*         Class Y
Sold                               32,477,357    18,688,493       54,437           6,286,510
Issued for reinvested distributions     1,977           494          --               --
Redeemed                          (30,946,698)  (14,836,738)         --           (7,244,746)
                                  -----------   -----------      ---------        ----------
Net increase (decrease)             1,532,636     3,852,249       54,437            (958,236)

* Inception date was June 26, 2000.
                                                  Year ended Jan. 31, 2000
                                     Class A        Class B        Class C         Class Y
Sold                               70,306,873    44,520,338          N/A          12,651,836
Issued for reinvested distributions17,613,425    11,947,993          N/A           2,919,894
Redeemed                          (36,683,617)  (14,036,097)         N/A         (11,465,349)
                                  -----------   -----------       --------       -----------
Net increase (decrease)            51,236,681    42,432,234          N/A           4,106,381

7. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                               Six months ended July 31, 2000
                                                            Calls
                                               Contracts              Premium
Balance Jan. 31, 2000                            --                     $--
Opened                                         21,478               2,913,843
Closed                                        (12,933)             (1,527,742)
Exercised                                      (3,445)               (492,056)
Expired                                        (5,100)               (894,045)
Balance July 31, 2000                            --                     $--

8. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2000.

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,

 Per share income and capital changesa

                                                         Class A

                                           2000b      2000        1999       1998        1997

Net asset value, beginning of period      $11.80     $11.88       $9.49      $8.97       $7.62

Income from investment operations:

Net investment income (loss)                 .02        .03         .06        .10         .09

Net gains (losses)
(both realized and unrealized)               .22       1.11        2.55       1.67        1.69

Total from investment operations             .24       1.14        2.61       1.77        1.78

Less distributions:

Dividends from net investment income          --       (.03)       (.06)      (.10)       (.09)

Distributions from realized gains             --      (1.19)      (.16)     (1.15)       (.34)

Total distributions                           --      (1.22)      (.22)     (1.25)       (.43)

Net asset value, end of period            $12.04     $11.80     $11.88      $9.49       $8.97

 Ratios/supplemental data

Net assets, end of period (in millions)   $2,523     $2,455     $1,863     $1,202        $687

Ratio of expenses to average
 daily net assetsc                          .85%d      .83%       .73%       .78%        .89%

Ratio of net investment income (loss)
to average daily net assets                 .34%d      .40%       .69%      1.03%       1.18%

Portfolio turnover rate
(excluding short-term securities)            34%        81%       105%       145%        128%

Total returne                              2.03%      9.30%     27.71%     20.22%      23.79%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended July 31,
 Per share income and capital changesa

                                                         Class B

                                            2000b      2000        1999       1998        1997

Net asset value, beginning of period       $11.63     $11.79       $9.43      $8.92       $7.59

Income from investment operations:

Net investment income (loss)                 (.03)      --           --         .03         .04

Net gains (losses)
(both realized and unrealized)                .23       1.03        2.52       1.66        1.67

Total from investment operations              .20       1.03        2.52       1.69        1.71

Less distributions:

Dividends from net investment income           --         --          --       (.03)       (.04)

Distributions from realized gains              --      (1.19)       (.16)     (1.15)       (.34)

Total distributions                            --      (1.19)       (.16)     (1.18)       (.38)

Net asset value, end of period             $11.83     $11.63      $11.79      $9.43       $8.92

 Ratios/supplemental data

Net assets, end of period (in millions)    $1,660     $1,588      $1,109       $645        $302

Ratio of expenses to average
daily net assetsc                           1.61%d     1.59%       1.49%      1.54%       1.65%

Ratio of net investment income (loss)
to average daily net assets                 (.42%)d    (.36%)      (.07%)      .26%        .39%

Portfolio turnover rate
(excluding short-term securities)             34%        81%        105%       145%        128%

Total returne                               1.72%      8.45%      26.75%     19.32%      22.86%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended July 31,
 Per share income and capital changesa

                                            Class C


                                             2000b

Net asset value, beginning of period        $11.99

Income from investment operations:

Net investment income (loss)                   .04

Net gains (losses)
(both realized and unrealized)                (.20)

Total from investment operations              (.16)

Less distributions:

Dividends from net investment income           --

Distributions from realized gains              --

Total distributions                            --

Net asset value, end of period              $11.83

 Ratios/supplemental data

Net assets, end of period (in millions)         $1

Ratio of expenses to average
daily net assetsc                            1.68%d

Ratio of net investment income (loss)
to average daily net assets                  (.18%)d

Portfolio turnover rate
(excluding short-term securities)              34%

Total returne                               (1.33%)

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 26, 2000.
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended July 31,
 Per share income and capital changesa

                                                              Class Y

                                            2000b      2000        1999       1998        1997

Net asset value, beginning of period        $11.81    $11.89       $9.50      $8.97       $7.62

Income from investment operations:

Net investment income (loss)                   .03       .04         .07        .11         .10

Net gains (losses)
(both realized and unrealized)                 .22      1.11        2.55       1.68        1.69

Total from investment operations               .25      1.15        2.62       1.79        1.79

Less distributions:

Dividends from net investment income            --      (.04)       (.07)      (.11)       (.10)

Distributions from realized gains               --     (1.19)       (.16)     (1.15)       (.34)

Total distributions                             --     (1.23)       (.23)     (1.26)       (.44)

Net asset value, end of period              $12.06    $11.81      $11.89      $9.50       $8.97

 Ratios/supplemental data

Net assets, end of period (in millions)       $366      $369        $323       $239         $77

Ratio of expenses to
average daily net assetsc                     .69%d     .69%        .66%       .69%        .72%

Ratio of net investment income (loss)
to average daily net assets                   .50%d     .54%        .77%      1.10%       1.33%

Portfolio turnover rate
(excluding short-term securities)              34%       81%        105%       145%        128%

Total returne                                2.12%     9.44%      27.82%     20.35%      24.00%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Blue Chip Advantage Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.4%)
Issuer                                                       Shares            Value(a)

Aerospace & defense (0.7%)
Boeing                                                       294,300        $14,420,699
Goodrich (BF)                                                173,400          6,188,213
United Technologies                                          217,700         12,708,238
Total                                                                        33,317,150

Airlines (0.6%)
Southwest Airlines                                         1,005,650         23,758,481
US Airways Group                                             139,300(b)       5,467,525
Total                                                                        29,226,006

Automotive & related (0.7%)
Delphi Automotive Systems                                    916,072         13,569,317
Ford Motor                                                   398,400(f)      18,550,499
Visteon                                                       52,164            730,292
Total                                                                        32,850,108

Banks and savings & loans (4.6%)
Bank of America                                              818,124         38,758,625
Bank of New York                                           1,301,200         60,912,424
FleetBoston Financial                                        607,967         21,772,818
Mellon Financial                                             308,600         11,630,363
SLM Holding                                                  244,700         10,537,394
Wells Fargo                                                1,637,000         67,628,562
Total                                                                       211,240,186

Beverages & tobacco (0.8%)
Coca-Cola                                                    451,300         27,670,331
Philip Morris                                                287,100          7,249,275
Total                                                                        34,919,606

Chemicals (0.2%)
Air Products & Chemicals                                     109,400          3,651,225
Praxair                                                      183,200          7,247,850
Total                                                                        10,899,075

Communications equipment & services (6.0%)
Corning                                                      140,300         32,821,431
JDS Uniphase                                                 357,600(b)      42,241,500
Lucent Technologies                                        1,508,070         65,978,063
Motorola                                                   1,225,500         40,518,094
Nortel Networks                                              912,100(c)      67,837,437
Tellabs                                                      362,800(b)      23,582,000
Total                                                                       272,978,525

Computer software & services (4.7%)
BMC Software                                                 214,100(b)       4,041,138
Microsoft                                                  1,765,900(b)     123,281,894
Oracle                                                     1,156,700(b)      86,969,381
Total                                                                       214,292,413

Computers & office equipment (14.4%)
3Com                                                         353,000(b,f)     4,787,563
America Online                                               546,700(b)      29,145,944
Automatic Data Processing                                    468,400         23,215,075
Cisco Systems                                              2,797,600(b)     183,067,949
Compaq Computer                                            1,048,600         29,426,338
Computer Sciences                                            267,800(b)      16,737,500
Dell Computer                                              1,378,300(b,f)    60,559,056
EMC                                                        1,022,812(b)      87,066,872
First Data                                                   576,300         26,545,819
Hewlett-Packard                                              511,600         55,860,325
Palm                                                         523,573(b)      20,419,336
Solectron                                                    588,600(b)      23,727,938
Sun Microsystems                                             300,100(b)      31,641,794
Veritas Software                                             243,500(b)      24,821,781
Yahoo!                                                       273,500(b)      35,196,031
Total                                                                       652,219,321

Electronics (5.2%)
Advanced Micro Devices                                       119,800(b)       8,618,113
Agilent Technologies                                         195,124(b)       7,951,303
Altera                                                        85,600(b)       8,404,850
Analog Devices                                                10,400(b)         695,500
Conexant Systems                                              97,900(b)       3,132,800
Intel                                                      2,403,200        160,413,599
Linear Technology                                            155,700(f)       8,602,425
LSI Logic                                                    222,640(b)       7,541,930
Natl Semiconductor                                           170,860(b)       6,182,996
Texas Instruments                                            424,200         24,895,238
Total                                                                       236,438,754

Energy (4.0%)
Apache                                                        92,900          4,621,775
Chevron                                                      655,900         51,816,100
Conoco Cl B                                                  261,100          6,021,619
Exxon Mobil                                                1,337,370        106,989,599
Kerr-McGee                                                   133,900          7,347,763
Tosco                                                        239,800          6,354,700
Total                                                                       183,151,556

Energy equipment & services (0.2%)
Halliburton                                                  208,400          9,612,450

Financial services (6.2%)
Capital One Financial                                        496,600         29,113,175
Citigroup                                                    996,950         70,347,284
Fannie Mae                                                   684,700         34,149,413
Lehman Brothers Holdings                                     219,000         24,610,125
MBNA                                                       1,254,550         41,870,606
Morgan Stanley, Dean Witter, Discover & Co                   521,500         47,586,875
Providian Financial                                          273,200         27,849,325
Total                                                                       275,526,803

Food (0.7%)
General Mills                                                590,100         20,284,688
SUPERVALU                                                    663,500         11,735,656
Total                                                                        32,020,344

Health care (9.5%)
ALZA                                                         222,400(b)      14,400,400
American Home Products                                       165,600(f)       8,787,150
Amgen                                                        655,200(b,f)    42,547,050
Baxter Intl                                                  468,100         36,394,775
Biomet                                                       320,300         14,333,425
Bristol-Myers Squibb                                         689,200         34,201,550
Johnson & Johnson                                            141,000         13,121,813
Medtronic                                                    978,100         49,944,231
Pfizer                                                     3,255,090        140,375,756
Pharmacia                                                    780,746         42,745,844
Schering-Plough                                              534,800         23,096,675
Watson Pharmaceuticals                                       114,000(b)       6,298,500
Total                                                                       426,247,169

Health care services (0.5%)
Cardinal Health                                              164,000         12,054,000
HCA-The Healthcare Co                                        362,400         12,321,600
Total                                                                        24,375,600

Household products (1.6%)
Colgate-Palmolive                                            786,400         43,792,650
Kimberly-Clark                                               490,300         28,161,606
Total                                                                        71,954,256

Industrial equipment & services (0.2%)
Illinois Tool Works                                           88,200          5,049,450
Ingersoll-Rand                                               120,700          4,737,475
Total                                                                         9,786,925

Insurance (2.8%)
American Intl Group                                          883,762         77,494,924
CIGNA                                                        115,700         11,555,538
Marsh & McLennan                                             318,600         38,869,200
Total                                                                       127,919,662

Leisure time & entertainment (1.3%)
Disney (Walt)                                                637,000         24,643,938
Viacom Cl B                                                  551,051(b)      36,541,569
Total                                                                        61,185,507

Media (0.8%)
Comcast Special Cl A                                         822,300(b)      27,971,048
Deluxe                                                       320,000          6,880,000
Total                                                                        34,851,048

Metals (0.6%)
Alcoa                                                        776,800         23,498,200
Nucor                                                        129,100          4,873,525
Total                                                                        28,371,725

Miscellaneous (0.7%)
Stilwell Financial                                           721,600(b)      31,795,500

Multi-industry conglomerates (4.4%)
Danaher                                                      314,700         16,030,031
General Electric                                           2,291,200        117,853,600
Tyco Intl                                                  1,259,300(c)      67,372,550
Total                                                                       201,256,181

Paper & packaging (0.4%)
Intl Paper                                                   556,100         18,907,400

Restaurants & lodging (0.3%)
Wendy's Intl                                                 782,900         13,260,369

Retail (5.5%)
Best Buy                                                     223,000(b)      16,223,250
Circuit City Stores-Circuit City Group                       255,300          5,855,944
CVS                                                          463,600         18,283,225
Gap                                                          429,200         15,370,725
Home Depot                                                   462,150         23,916,263
Kroger                                                     1,341,100(b)      27,744,006
Lowe's Companies                                             349,300         14,736,094
Safeway                                                      737,700(b)      33,242,606
Target                                                       182,000          5,278,000
TJX Companies                                                627,700         10,513,975
Wal-Mart Stores                                            1,468,500         80,675,718
Total                                                                       251,839,806

Transportation (0.3%)
Burlington Northern Santa Fe                                 491,200         12,003,700
Union Pacific                                                 58,300          2,517,831
Total                                                                        14,521,531

Utilities -- electric (1.1%)
AES                                                          203,200(b)      10,858,500
Duke Energy                                                  664,700         41,003,681
Total                                                                        51,862,181

Utilities -- gas (0.8%)
Enron                                                        513,000         37,769,626

Utilities -- telephone (7.6%)
AT&T                                                       2,438,057         75,427,377
BellSouth                                                    165,582(f)       6,592,233
Global Crossing                                              571,800(b,c)    13,901,888
Qwest Communications Intl                                  1,039,148(b)      48,775,009
SBC Communications                                         1,347,223         57,341,179
Sprint                                                       225,100          8,019,188
Sprint PCS                                                   223,100(b,e)    12,326,275
Verizon                                                    1,078,900         50,708,300
WorldCom                                                   1,729,825(b)      67,571,289
Total                                                                       340,662,738

Total common stocks
(Cost: $3,491,231,211)                                                   $3,975,259,521

Short-term securities (12.6%)
Issuer                                  Annualized           Amount            Value(a)
                                       yield on date       payable at
                                        of purchase         maturity

U.S. government agencies (7.1%)
Federal Home Loan Bank Disc Nt
   10-20-00                                   6.53%      $30,500,000        $30,046,389
Federal Home Loan Mtge Corp Disc Nts
   08-01-00                                   6.44         2,700,000          2,699,517
   09-05-00                                   6.43        22,700,000         22,554,947
   09-12-00                                   6.46        30,000,000         29,770,306
   10-12-00                                   6.52         3,100,000          3,058,449
Federal Natl Mtge Assn Disc Nts
   08-09-00                                   6.42        25,000,000         24,958,562
   08-14-00                                   6.44        47,000,000         46,882,652
   08-16-00                                   6.44        33,400,000         33,301,281
   08-16-00                                   6.45         3,700,000          3,689,426
   08-17-00                                   6.44         2,700,000          2,691,382
   08-23-00                                   6.45        24,000,000         23,898,338
   08-24-00                                   6.45        12,900,000         12,842,046
   08-28-00                                   6.45         9,100,000          9,052,719
   08-31-00                                   6.47         7,500,000          7,456,019
   09-20-00                                   6.45        50,000,000         49,531,081
   09-26-00                                   6.44        24,000,000         23,748,820
Total                                                                       326,181,934

Commercial paper (5.5%)
Bayer
   09-19-00                                   6.56        10,000,000(d)       9,908,194
Bell Atlantic Finance Services
   09-08-00                                   6.55         8,600,000          8,539,441
   09-18-00                                   6.56        10,000,000          9,910,031
BellSouth Capital Funding
   09-06-00                                   6.55         7,300,000(d)       7,250,331
BellSouth Telecommunications
   08-02-00                                   6.53         1,100,000          1,099,601
   09-08-00                                   6.55        19,000,000         18,866,207
Coca-Cola
   08-21-00                                   6.56        14,300,000         14,244,778
Commerzbank U.S. Finance
   08-21-00                                   6.57        10,700,000         10,659,179
Corporate Receivables
   08-04-00                                   6.58        10,000,000(d)       9,992,689
CXC
   09-11-00                                   6.57         1,700,000(d)       1,686,870
Duke Energy
   09-07-00                                   6.53        13,500,000         13,407,516
Falcon Asset
   08-08-00                                   6.58%        2,000,000(d)       1,997,080
Fleet Funding
   09-19-00                                   6.56         5,000,000(d)       4,954,861
Gannett
   09-15-00                                   6.54         7,400,000(d)       7,335,351
   09-26-00                                   6.56         8,400,000(d)       8,312,088
   09-26-00                                   6.57         6,600,000(d)       6,530,925
Kimberly-Clark
   08-17-00                                   6.57        12,800,000(d)      12,759,759
Lucent Technologies
   08-07-00                                   6.53         7,600,000          7,590,364
Morgan Stanley, Dean Witter, Discover & Co
   08-29-00                                   6.59        22,100,000         21,980,720
   09-18-00                                   6.56        20,000,000         19,820,061
Northern States Power
   08-07-00                                   6.54        10,500,000         10,486,668
Procter & Gamble
   08-30-00                                   6.56         4,800,000          4,773,920
SBC Communications
   08-28-00                                   6.60         6,000,000(d)       5,968,826
Sheffield Receivables
   08-16-00                                   6.62         1,300,000(d)       1,296,158
Societe Generale North America
   09-21-00                                   6.57        13,000,000         12,875,751
Variable Funding Capital
   09-25-00                                   6.58         5,000,000(d)       4,948,822
Wal-Mart Stores
   09-19-00                                   6.56        11,800,000(d)      11,691,669
Total                                                                       248,887,860

Total short-term securities
(Cost: $575,250,133)                                                       $575,069,794

Total investments in securities
(Cost: $4,066,481,344)(g)                                                $4,550,329,315

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2000, the value of foreign securities represented 3.28% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                Contracts

S&P 500 Index, Sept. 2000                                         1,576

(g) At July 31, 2000, the cost of securities for federal income tax purposes was approximately $4,066,481,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $703,083,000
Unrealized depreciation                                   (219,235,000)
                                                          ------------
Net unrealized appreciation                               $483,848,000

American
  Express(R)
 Funds

AXP Blue Chip Advantage Fund                 TICKER SYMBOL
70100 AXP Financial Center                   Class A:  IBLUX    Class B:  IDBCX
Minneapolis, MN  55474                       Class C:  N/A      Class Y:  IBCYX





                                PRSRT STD AUTO
                                 U.S. POSTAGE
                                     PAID
                                   AMERICAN
                                   EXPRESS


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                    AMERICAN
                                                                      EXPRESS
                                                                    (R)

                                                                S-6338 L (9/00)